FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Net Debt to Equity Ratio
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2023	2022
Debt (i)	147,370,276	64,680,498
Cash and current investment	6,734,165	15,292,960
Net debt	140,636,111	49,387,538
Shareholders’ Equity (ii)	294,221,535	361,068,554
Net debt-to-equity ratio and shareholders’ equity	0.48	0.14
(i)Debt is defined as long and short-term borrowings.
(ii)Shareholders’ equity includes non-controlling interest, which are managed as capital stock.
Schedule of Financial Instruments
32.2 Categories of financial instruments

	2023	2022
Financial Assets
At amortized cost:
Cash and banks	5,023,797	2,069,630
Investments	1,679,865	11,155,278
Accounts receivable and other receivables	33,264,975	33,395,629
At fair value through profit or loss:
Investments	30,503	2,068,052

	2023	2022
Financial Liabilities
Amortized cost	226,900,332	158,530,073

Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2023 and 2022 are as follows:

	2023	2022
Liabilities:
United States Dollars	130,228,653	42,156,027
Euros	693,536	1,163,015
Reales	423	265

	2023	2022
Assets:
United States Dollars	15,764,054	16,758,306
Euros	9,559	142,433

Schedule of Foreign Currency Sensitivity Analysis
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2023. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Income for the year	28,616,150	170,994
Shareholders’ Equity	28,616,150	170,994

Schedule of Interest Rate Risk Management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2023	2022
Financial Assets:
Investments held to maturity (1)	1,679,865	11,155,278
Investments at fair value through profit or loss (2)	30,503	2,068,052
Financial Liabilities:
Amortized cost (3)	147,370,276	64,680,498
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2023	61%	6,939,996	9,887,760	47,965,502	119,713,394	184,506,652
As of December 31, 2022	58%	28,741,032	3,771,421	4,665,270	32,740,936	69,918,659

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2023		(*)	108,095	324,450	967,459	3,465,001	148,090	5,013,095
As of December 31, 2022		(*)	82,646	247,569	611,888	2,625,646	732,225	4,299,974
(*) The average rates in Pesos were 53% and 69% for the fiscal years ended December 31, 2023 and 2022, respectively. The average rates in US Dollars were 12% and 12% for the fiscal years ended December 31, 2023 and 2022, respectively.
Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2023	2022
Assets:
Mutual Funds	30,503	2,068,052	Level 1